Investment Objectives and Goals - Logan Capital International ETF	Sep. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Logan Capital International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Logan Capital International ETF (the “Fund”) seeks long-term capital appreciation and dividend income.